INCOME TAXES - Summary of effect of preferential tax rates (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	¥ 166,777	¥ 81,726	¥ 108,922
Income (loss) per share effect-basic and diluted	¥ 0.8	¥ 0.38	¥ 0.51